Revenue and expenses (Schedule of other operating expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Revenue And Expenses [Line Items]
Other operating expenses (income)	$ 51,116	$ 19,071
Write down of UCM receivable [Member]
Revenue And Expenses [Line Items]
Other operating expenses (income)	25,978	0
Regional costs [Member]
Revenue And Expenses [Line Items]
Other operating expenses (income)	3,780	4,673
Pampacancha delivery obligation [Member]
Revenue And Expenses [Line Items]
Other operating expenses (income)	7,499	7,218
Pension settlement loss [Member]
Revenue And Expenses [Line Items]
Other operating expenses (income)	96	2,163
Loss on disposal of property,plant & equipment [Member]
Revenue And Expenses [Line Items]
Other operating expenses (income)	4,807	7,189
Closure cost adjustment [Member]
Revenue And Expenses [Line Items]
Other operating expenses (income)	2,289	(425)
Allocation of community costs [Member]
Revenue And Expenses [Line Items]
Other operating expenses (income)	2,216	0
Other [Member]
Revenue And Expenses [Line Items]
Other operating expenses (income)	$ 4,451	$ (1,747)